Loans Measured at Amortized Cost	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Loans Measured at Amortized Cost
10. Loans Measured at Amortized Cost
10.1 Details of loans as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Loans measured at amortized cost	￦	436,647,081	￦	449,676,848
Deferred loan origination fees and costs		552,834		591,244
Less: Allowances for credit losses		(4,160,984)		(5,462,805)

	￦	433,038,931	￦	444,805,287

10.2 Details of loans to banks as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Loans measured at amortized cost	￦	9,751,737	￦	11,569,466
Less: Allowances for credit losses		(1,951)		(20,429)

	￦	9,749,786	￦	11,549,037

10.3 Details of loan types and customer types of loans to customers other than banks as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	177,278,504	￦	177,766,170	￦	—	￦	355,044,674
Loans in foreign currencies		4,667,895		26,052,080		—		30,719,975
Domestic import usance bills		—		4,499,072		—		4,499,072
Off-shore funding loans		—		908,266		—		908,266
Call loans		—		119,066		—		119,066
Bills bought in Korean won		—		285,727		—		285,727
Bills bought in foreign currencies		—		1,780,874		—		1,780,874
Guarantee payments under acceptances and guarantees		1		18,459		—		18,460
Credit card receivables in Korean won		—		—		22,562,217		22,562,217
Credit card receivables in foreign currencies		—		—		47,376		47,376
Bonds purchased under repurchase agreements		—		3,151,157		—		3,151,157
Privately placed bonds		—		719,079		—		719,079
Factored receivables		111		5		—		116
Lease receivables		576,165		558,318		—		1,134,483
Loans for installment credit		5,915,223		542,413		—		6,457,636

		188,437,899		216,400,686		22,609,593		427,448,178

Proportion (%)		44.08		50.63		5.29		100.00
Less: Allowances for credit losses		(1,337,366)		(1,983,825)		(837,842)		(4,159,033)

	￦	187,100,533	￦	214,416,861	￦	21,771,751	￦	423,289,145

	December 31, 2023
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	178,476,837	￦	190,160,636	￦	—	￦	368,637,473
Loans in foreign currencies		4,859,698		25,449,011		—		30,308,709
Domestic import usance bills		—		3,398,981		—		3,398,981
Off-shore funding loans		—		507,683		—		507,683
Call loans		—		269,198		—		269,198
Bills bought in Korean won		—		1,861		—		1,861
Bills bought in foreign currencies		—		1,276,579		—		1,276,579
Guarantee payments under acceptances and guarantees		—		20,085		—		20,085
Credit card receivables in Korean won		—		—		22,304,522		22,304,522
Credit card receivables in foreign currencies		—		—		45,449		45,449
Bonds purchased under repurchase agreements		—		3,633,073		—		3,633,073
Privately placed bonds		—		901,609		—		901,609
Factored receivables		70		99		—		169
Lease receivables		447,494		337,407		—		784,901
Loans for installment credit		5,908,190		700,144		—		6,608,334

		189,692,289		226,656,366		22,349,971		438,698,626

Proportion (%)		43.24		51.67		5.09		100.00
Less: Allowances for credit losses		(1,369,081)		(3,137,470)		(935,825)		(5,442,376)

	￦	188,323,208	￦	223,518,896	￦	21,414,146	￦	433,256,250

10.4 Changes in deferred loan origination fees and costs for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	675,090	￦	281,111	￦	(361,692)	￦	—	￦	594,509
Others 1		76,696		38,913		(47,446)		4		68,167

		751,786		320,024		(409,138)		4		662,676

Deferred loan origination fees
Loans in Korean won		23,996		36,240		(17,401)		—		42,835
Others 2		53,029		49,245		(37,730)		2,463		67,007

		77,025		85,485		(55,131)		2,463		109,842

	￦	674,761	￦	234,539	￦	(354,007)	￦	(2,459)	￦	552,834

	2023
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	594,509	￦	416,003	￦	(387,019)	￦	—	￦	623,493
Others 1		68,167		53,006		(43,812)		(364)		76,997

		662,676		469,009		(430,831)		(364)		700,490

Deferred loan origination fees
Loans in Korean won		42,835		11,859		(17,692)		—		37,002
Others 2		67,007		9,255		(7,597)		3,579		72,244

		109,842		21,114		(25,289)		3,579		109,246

	￦	552,834	￦	447,895	￦	(405,542)	￦	(3,943)	￦	591,244

1	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
2	Includes deferred loan origination fees related to loans in foreign currencies.